Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment
Schedule of property, plant and equipment under finance leases

The Group contracted the following types of property, plant and equipment under finance leases at 31 December 2018:

	Thousands of Euros
		Accumulated
	Cost	depreciation	Carrying amount
Land and buildings	2,389	(898)	1,491
Plant and machinery	15,690	(7,237)	8,453
	18,079	(8,135)	9,944